Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
The following is a summary of the transactions that were carried out with related parties during 2024:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$14,480	$365,895
Purchase of cement	103,300	3,168
Management fee	14,463	4,217
Other	2,836	1,342
	$135,079	$374,622
The following is a summary of the transactions that were carried out with related parties during 2023:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$11,391	$342,857
Purchase of cement	107,122	6,281
Management fee	11,043	3,659
Other	2,621	1,527
	$132,177	$354,324
The following is a summary of the transactions that were carried out with related parties during 2022:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$17,550	$322,638
Purchase of cement	84,193	4,604
Management fee	9,555	3,283
Other	3,294	1,472
	$114,592	$331,997
Key management compensation expense, which includes all payroll-related expenses for vice-president level positions and higher for the years ended December 31, 2024, 2023, and 2022 is as follows:

	2024	2023	2022
Salaries and related payroll taxes	$13,718	$11,518	$10,191
Short-term employee benefits	718	683	579
Retirement plan contributions	257	235	214
Long-term incentives, including share-based payments	3,131	2,577	1,947
Termination benefits	128	—	—
Other	96	291	155
Total key management compensation	$18,048	$15,304	$13,086
Number of key management employees at December 31	26	25	24

Disclosure of number and weighted average exercise prices of share options
Movements in the number of share options outstanding for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Shares under option, January 1	—	43	206
Exercised	—	(34)	(20)
Expired/cancelled	—	(9)	(143)
Shares under option, December 31	—	—	43
Options exercisable, December 31	—	—	43

Disclosure of number and weighted average exercise prices of other equity instruments
Movements in the number of shadow shares outstanding for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Shadow shares outstanding, January 1	784	653	423
Granted	179	260	249
Vested and distributed	(202)	(113)	—
Cancelled	(23)	(16)	(19)
Shadow shares outstanding, December 31	738	784	653

Fair value of awards granted in year (€ per share)	€29.10	€14.64	€11.90
Fair value of awards granted in year ($ per share)	$31.15	$16.08	$12.39